Financial instruments - Financial instruments by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 35,166,488	R$ 29,518,645
Financial instruments designated as hedging instruments, at fair value	311,445	190,902
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,119,455	4,023,679
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,199,127	16,614,513
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	513,877	596,044
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,013,981	4,575,877
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	505,231	975,248
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	316,171	209,714
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	530,030	756,172
Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32,197,872	27,751,247
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31,471,197	26,930,254
Financial liabilities at amortised cost, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,119,455	4,023,679
Financial liabilities at amortised cost, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,199,127	16,614,513
Financial liabilities at amortised cost, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	513,877	596,044
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,013,981	4,575,877
Financial liabilities at amortised cost, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	505,231	975,248
Financial liabilities at amortised cost, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,526	144,893
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	726,675	820,993
Financial liabilities at fair value through profit or loss, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	316,171	209,714
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	410,504	611,279
Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,527,198	3,668,537
Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,397,898	3,960,871
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,977,109	20,748,857
Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	488,480	522,046
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	250,747
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,182	36,400
Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,512	10,053
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	518,362	571,881
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,516,474	1,084,106
Amortized cost | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,250,496	0
Amortized cost | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,877	6,992
Amortized cost | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	488,480	495,180
Amortized cost | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	250,747
Amortized cost | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,512	10,053
Amortized cost | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	518,362	571,881
FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,633,080	7,660,824
FVPL | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,481,496	3,636,687
FVPL | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,147,402	3,960,871
FVPL | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	26,866
FVPL | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
FVPL | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,182	36,400
FVPL | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,016,934	20,773,715
FVOCI | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,702	31,850
FVOCI | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,971,232	20,741,865
FVOCI | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
FVOCI | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 0	R$ 0